Consolidated Statements of Financial Position - CAD ($)	Feb. 28, 2023	Feb. 28, 2022
Current
Cash and cash equivalents	$ 11,985,766	$ 19,698,762
Short-term investments	28,636,414	36,156,956
Amounts receivable	400,804	205,718
Prepaid expenses and deposits	2,109,932	923,875
Total Current Asset	43,132,916	56,985,311
Non-current assets
Deposits	34,023
Property and equipment	51,885	49,771
Exploration and evaluation assets	150,257,776	135,545,747
Reclamation bonds	594,713	632,935
Right-of-use assets	208,828	279,361
Total Non-Current Asset	194,280,141	193,493,125
Current
Accounts payable and accrued liabilities	1,663,785	1,512,029
Current portion of long-term debt		287,779
Current portion of lease liabilities	74,981	63,637
Total Current Liabilities	1,738,766	1,863,445
Non-current assets
Long-term debt		607,015
Lease liabilities	151,308	221,222
Total Non - Liabilities	1,890,074	2,691,682
EQUITY
Share capital	261,911,478	230,593,327
Equity reserves	45,739,342	41,641,336
Deficit	(115,791,176)	(81,282,105)
Accumulated other comprehensive income	530,423	(151,115)
Total Stockholders' Equity	192,390,067	190,801,443
Total Liabilities and Stockholders' Equity	$ 194,280,141	$ 193,493,125